Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral delivered (Details) - Financial instrument in connection with OTC derivative transactions - MXN ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Loans and receivables | Loans and advances to credit institutions
Financial instruments
Collateral provided	$ 34,542	$ 51,414
Financial assets held for trading | Debt instruments.
Financial instruments
Collateral provided	2,964	2,670
Mexican financial institutions | Loans and receivables | Loans and advances to credit institutions
Financial instruments
Collateral provided	15,916	19,391
Mexican financial institutions | Financial assets held for trading | Debt instruments.
Financial instruments
Collateral provided	2,822	2,670
Foreign financial Institutions | Loans and receivables | Loans and advances to credit institutions
Financial instruments
Collateral provided	18,626	$ 32,023
Foreign financial Institutions | Financial assets held for trading | Debt instruments.
Financial instruments
Collateral provided	$ 142